SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund

June 30, 2024 (Unaudited)
Shares		Value
Common Stocks — 99.27%
Belgium — 3.19%
2,830	Anheuser-Busch InBev NV	$164,298

Denmark — 5.36%
1,927	Novo Nordisk A/S, Class B	275,724

France — 3.81%
931	Safran SA	196,216

Hong Kong — 2.75%
20,949	AIA Group Ltd.	141,736

India — 1.90%
3,400	ICICI Bank Ltd., ADR	97,954

Japan — 1.57%
1,500	Recruit Holdings Co. Ltd.	80,711

Norway — 2.01%
3,610	Equinor ASA	103,404

Singapore — 3.81%
7,443	DBS Group Holdings Ltd.	196,040

Switzerland — 2.74%
2,546	ABB Ltd.	141,178

Taiwan — 4.75%
1,406	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	244,377

United Kingdom — 1.98%
1,855	Unilever Plc	101,816

United States — 65.40%
1,011	Alphabet, Inc., Class A	184,154
1,356	Amazon.com, Inc.*	262,047
22	AutoZone, Inc.*	65,210
919	Blackstone, Inc.	113,772
1,300	CRH Plc	97,474
541	HCA Healthcare, Inc.	173,812
460	Home Depot, Inc. (The)	158,350
225	Intuit, Inc.	147,872
673	JPMorgan Chase & Co.	136,121

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
600	Micron Technology, Inc.	$78,918
743	Microsoft Corp.	332,084
175	Netflix, Inc.*	118,104
2,500	NVIDIA Corp.	308,850
1,100	Procter & Gamble Co. (The)	181,412
808	Prologis, Inc., REIT	90,746
515	Salesforce, Inc.	132,407
844	T-Mobile US, Inc.	148,696
497	UnitedHealth Group, Inc.	253,102
735	Valero Energy Corp.	115,219
758	Visa, Inc., Class A	198,952
325	Waste Management, Inc.	69,336
		3,366,638
Total Common Stocks		5,110,092
(Cost $4,158,738)
Investment Company — 0.75%
38,762	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	38,762
Total Investment Company		38,762
(Cost $38,762)
Total Investments		$5,148,854
(Cost $4,197,500) — 100.02%
Liabilities in excess of other assets — (0.02)%		(1,011)
NET ASSETS — 100.00%		$5,147,843

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund  (cont.)

June 30, 2024 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Information Technology	24.18%
Financials	17.18%
Health Care	13.65%
Industrials	9.47%
Consumer Discretionary	9.43%
Communication Services	8.76%
Consumer Staples	8.69%
Energy	4.25%
Materials	1.90%
Real Estate	1.76%
Other*	0.73%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.